[IRVINE SENSORS CORPORATION LETTERHEAD]

August 24, 2006

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

100 F Street, N.E.

Mail Stop 6010

Washington, D.C. 20549

Attn: Ms. Peggy Fisher and Mr. Tom Jones

Re:	Irvine Sensors Corporation

Amendment No. 1 to Registration Statement on Form S-3

Filed April 26, 2006

File No. 333-131770

Dear Ms. Fisher and Mr. Jones:

We are in receipt of the comments of the Staff of the Securities and Exchange Commission (the “Commission”) set forth in your letter dated May 16, 2006 (the “SEC Comment Letter”) regarding the above-referenced Amendment No. 1 (“Amendment No. 1”) to the Registration Statement on Form S-3 (the “Registration Statement”) of Irvine Sensors Corporation, a Delaware corporation (the “Company”). Concurrently herewith, we are filing with the Commission via Edgar transmission Amendment No. 2 to the Registration Statement (“Amendment No. 2”). To aid in your review, we also have enclosed with this letter a copy of Amendment No. 2 which is marked to indicate all of the changes from Amendment No. 1 which was filed with the Commission on April 26, 2006.

The changes made in Amendment No. 2 are principally in response to the Staff’s comments as set forth in the SEC Comment Letter and to update information since the filing of Amendment No. 1. The numbered responses set forth below contain each of the Staff’s comments in total set off in bold type and correspond to the numbered comments contained in the SEC Comment Letter. Page references in the text of the response correspond to the pages of Amendment No. 2. Capitalized terms not otherwise defined herein have the meaning given to them in Amendment No. 2.

General

1.	Please refer to prior comment 1. Please obtain shareholder approval on the share issuances relating to the Optex transaction before requesting effectiveness of the registration statement. The securities cannot be registered for resale on Form S-3 until they are “outstanding,” and that cannot occur until you receive shareholder approval.

The Staff’s Comment is noted. Please be advised that the Company obtained shareholder approval on June 28, 2006 for the share issuances relating to the Optex transaction and, accordingly, all the securities held by the Pequot funds to be registered under the registration

Securities and Exchange Commission

August 24, 2006

statement are now fully “outstanding.” As discussed in the Company’s letter to the Staff dated April 26, 2006, the Company had already amended the Registration Statement to remove the shares that the Company was registering on behalf of Timothy Looney, and will file a new registration statement on Form S-3 at a later date to register the shares on behalf of Mr. Looney after the Buyer Option is exercised and such shares are outstanding. Similarly, the Company has amended Amendment No. 1 to remove the shares that may be issued to Chris Toffales or CTC Aero, LLC, because those shares also have not yet been issued, and the Company will include those shares on a new registration statement on Form S-3 at a later date after such shares are outstanding.

Item 17. Undertakings

3.	Please refer to prior comment 3. Please include the undertaking required by Item 512(a)(6) of Regulation S-K.

Pursuant to the Staff’s Comment, although the Company is not a well-known seasoned issuer, the Company has included the Item 512(a)(6) undertaking in Amendment No. 2.

Exhibit 5.1

4.	Please refer to prior comment 4. After you receive shareholder approval, please file a new legality opinion in a pre-effective amendment to eliminate the impermissible assumptions of the receipt of shareholder approval.

The Staff’s Comment is noted and the Company’s counsel has provided such opinion with Amendment No. 2, as required by the Staff.

* * *

The Company would appreciate the Staff’s review of Amendment No. 2 as soon as practicable. Any comments or questions concerning the Registration Statement, Amendment No. 1 or Amendment No. 2 should be directed to the Company’s outside counsel, Ellen Bancroft or Parker Schweich of Dorsey & Whitney LLP at (949) 932-3600. Facsimiles should be sent to the undersigned at (714) 444-8773, with a copy to Ellen Bancroft and Parker Schweich at (949) 932-3601.

Thank you for your assistance in this matter.

Very truly yours,

IRVINE SENSORS CORPORATION

/s/ JOHN J. STUART, JR.
John J. Stuart, Jr.
Chief Financial Officer